SHARE-BASED COMPENSATION - Schedule of Assumptions Used to Estimate Fair Value of Employee Stock Options (Details) - Employee share purchase plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.70%	0.00%
Expected volatility	54.80%	0.00%
Expected term (years)	1 year 3 months 18 days	0 years
Dividend yield	0.00%	0.00%